Investments in subsidiaries	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.
Investments in subsidiaries

Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2023	31.12.2024
		%	%
Guangxi Yuchai Machinery Company Limited	PRC	76.4	76.4
Guangxi Yuchai Marine and Genset Power Co., Ltd.	PRC	76.4	71.4
Yuchai Simlan Technology Co., Ltd. (formerly known as Yuchai Xin-Lan New Energy Power Technology Co., Ltd.)	PRC	67.0	67.0
Guangxi Yuchai Machinery Sales and Marketing Development Co., Ltd. (formerly known as Guangxi Yuchai Machinery Monopoly Development Co., Ltd)	PRC	54.9	54.9
Guangxi Yuchai Foundry Co., Ltd	PRC	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2

The Group has the following subsidiary that has non-controlling interests (“NCI”) that are material to the Group.

	31.12.2022	31.12.2023	31.12.2024
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Accumulated balances of material NCI
Yuchai	2,627,354	2,741,359	2,921,456	407,240
Profit allocated to material NCI
Yuchai	114,700	135,173	165,388	23,054
Dividends paid to material NCI
Yuchai	103,199	35,702	89,229	12,438

4.
Investments in subsidiaries (cont’d)

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling interests are as follows:

31.12.2022
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	15,998,041
Profit after tax	355,140
Total comprehensive income for the year	355,936
Attributable to NCI	114,700
Summarized statement of cash flows
Operating	(82,444)
Investing	(221,126)
Financing	(181,072)
Net decrease in cash and cash equivalents	(484,642)

31.12.2023
Yuchai RMB’000
Summarized statement of financial position
Current assets	18,073,115
Non-current assets, excluding goodwill	6,293,318
Goodwill	212,636
Current liabilities	(12,029,500)
Non-current liabilities	(1,457,329)
Net assets	11,092,240
Total equity	11,092,240
Attributable to NCI	2,741,359
Summarized statement of comprehensive income
Revenue	18,015,280
Profit after tax	431,697
Total comprehensive income for the year	442,666
Attributable to NCI	135,173
Summarized statement of cash flows
Operating	1,261,921
Investing	23,243
Financing	(67,590)
Net increase in cash and cash equivalents	1,217,574

4.
Investments in subsidiaries (cont’d)

	31.12.2024
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	19,675,359	2,742,669
Non-current assets, excluding goodwill	6,225,707	867,839
Goodwill	212,636	29,641
Current liabilities	(13,208,372)	(1,841,196)
Non-current liabilities	(1,451,625)	(202,351)
Net assets	11,453,705	1,596,602
Total equity	11,453,705	1,596,602
Attributable to NCI	2,921,456	407,240
Summarized statement of comprehensive income
Revenue	19,102,797	2,662,856
Profit after tax	511,379	71,284
Total comprehensive income for the year	515,926	71,918
Attributable to NCI	165,388	23,054
Summarized statement of cash flows
Operating	837,220	116,705
Investing	18,761	2,615
Financing	(293,216)	(40,873)
Net increase in cash and cash equivalents	562,765	78,447

Significant restrictions

The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling interests are:

At the end of the reporting period, cash and cash equivalents of RMB 5.5 billion (US$763.4 million) (2023: RMB 4.9 billion) held in the PRC are subject to local exchange control regulations. These regulations place restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

Dilution of ownership in subsidiary, without loss of control

In February 2023, Yuchai Simlan issued additional ordinary shares to two new investors for a total cash consideration of RMB 20.0 million. As a result, the Group’s effective equity interest in Yuchai Simlan decreased from 69.5% to 67.0%.

In June 2024, Yuchai's shareholders approved the implementation of Guangxi Yuchai Machinery Company Limited Equity Holding Scheme (the “Yuchai Equity Scheme”) and Guangxi Yuchai Marine and Genset Power Co., Ltd Incentive Scheme (the "MGP Incentive Scheme”) (collectively, the “Two Schemes”). Pursuant to Two Schemes, MGP issued additional shares and received contribution of RMB 82.9 million (US$11.6 million). As a result, the Group’s effective equity interest in MGP decreased from 76.4% to 71.4%.

4.
Investments in subsidiaries (cont’d)

Disposal of subsidiary

In December 2023, Yuchai disposed its entire shareholding in its wholly-owned subsidiary, Yuchai Remanufacturing Services (Suzhou) Co., Ltd. (“Suzhou Reman”), to a third party.

The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2023
RMB’000
Property, plant and equipment	41,111
Right-of-use assets	22,782
Trade and other receivables	47,595
Cash and cash equivalents	32,056
143,544
Trade and other payables	(20,109)
Provision for warranty	(2,145)
Contract liabilities	(104)
Carrying value of net assets	121,186
Gain on disposal:
Total estimated consideration less cost of disposal	234,228
Net assets derecognized	(121,186)
Gain on disposal of the subsidiary (Note 7.2(a))	113,042
Total estimated consideration less cost of disposal (i)	234,228
Add: Transaction cost unpaid	7,506
Less: Sales proceed received but restricted in use	(5,000)
Less: Cash and cash equivalents of a subsidiary	(32,056)
Less: Total estimated consideration due from acquirer	(236,734)
Net cash outflow on disposal of a subsidiary	(32,056)

Note:

(i)
The estimated consideration is RMB 179.9 million, along with the estimated book value of cash and cash equivalents and agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.

During 2024, net cash inflow of RMB 230.9 million (US$32.2 million) from the disposal of Suzhou Reman was received, of which RMB 13.4 million (US$1.9 million) were retention sums which were classified as restricted cash. Total of RMB 235.9 million (US$32.9 million) was received as of December 31, 2024, of which RMB 18.4 million (US$2.6 million) were retention sums which were classified as restricted cash (Note 15).